Notes Payable (Details) - Schedule of Fair Value of the Derivative Liability - Previously Reported [Member] - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Schedule of Fair Value of The Derivative Liability [Abstract]
Beginning Balance	$ 20,442
Additions		24,186
Fair value gain (loss)	(13,448)	(3,744)
Conversions
Ending Balance	$ 6,944	$ 20,442